Accounts Receivable (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Accounts Receivables [Line Items]
Provision for doubtful accounts	$ 28	$ 25